Summary of Significant Accounting Policies (Details) - Schedule of expected revenue from our remaining performance obligations $ in Millions	Dec. 31, 2021 USD ($)
Unfulfilled performance obligations:
Total unfulfilled performance obligations	$ 66.5
2022 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	18.2
2023 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	21.2
2024 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	13.6
2025 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	13.5
Triumph Subsea Construction Limited [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	54.2
Triumph Subsea Construction Limited [Member] | 2022 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	7.7
Triumph Subsea Construction Limited [Member] | 2023 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	19.4
Triumph Subsea Construction Limited [Member] | 2024 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	13.6
Triumph Subsea Construction Limited [Member] | 2025 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	13.5
All Other Performance Obligations [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	12.3
All Other Performance Obligations [Member] | 2022 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	10.5
All Other Performance Obligations [Member] | 2023 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations	1.8
All Other Performance Obligations [Member] | 2024 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations
All Other Performance Obligations [Member] | 2025 [Member]
Unfulfilled performance obligations:
Total unfulfilled performance obligations